UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Black Horse Capital Management LLC

Address:   338 S. Sharon Amity Road, #202
           Charlotte, North Carolina 28211


Form 13F File Number: 028-13532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Candace Duran
Title:  Authorized Signatory
Phone:  (646) 415-8246

Signature,  Place,  and  Date  of  Signing:

/s/ Candace Duran                  Charlotte, North Carolina          8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      264,442
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ASCENT MEDIA CORP            COM SER A        043632108   10,362   195,613 SH       SOLE                  195,613      0    0
ATS CORP                     COM              00211E104      381    87,015 SH       SOLE                   87,015      0    0
AVEO PHARMACEUTICALS INC     COM              053588109    9,784   474,725 SH       SOLE                  474,725      0    0
BANK OF AMERICA CORPORATION  COM              060505104      694    63,295 SH       SOLE                   63,295      0    0
CHINA-BIOTICS INC            COM              16937B109      118    34,000 SH  PUT  SOLE                   34,000      0    0
CHINA-BIOTICS INC            COM              16937B109      104    30,000 SH  PUT  SOLE                   30,000      0    0
CHINA-BIOTICS INC            COM              16937B109      207    59,800 SH  PUT  SOLE                   59,800      0    0
CORINTHIAN COLLEGES INC      COM              218868107      440   103,367 SH       SOLE                  103,367      0    0
COVANTA HLDG CORP            COM              22282E102    1,832   111,089 SH       SOLE                  111,089      0    0
DEER CONSUMER PRODS INC      COM NEW          24379J200      160    20,700 SH  PUT  SOLE                   20,700      0    0
DEER CONSUMER PRODS INC      COM NEW          24379J200      353    45,500 SH  PUT  SOLE                   45,500      0    0
DG FASTCHANNEL INC           COM              23326R109    4,481   139,814 SH       SOLE                  139,814      0    0
EVOLVING SYS INC             COM NEW          30049R209    1,946   272,208 SH       SOLE                  272,208      0    0
GRIFOLS S A                  SPONSORED ADR    398438309    8,187 1,090,177 SH       SOLE                1,090,177      0    0
HARBIN ELECTRIC INC          COM              41145W109      423    28,000 SH  PUT  SOLE                   28,000      0    0
HARBIN ELECTRIC INC          COM              41145W109      287    19,000 SH  PUT  SOLE                   19,000      0    0
INTERMUNE INC                COM              45884X103      896    25,000 SH       SOLE                   25,000      0    0
ISHARES TR                   BARCLYS 20+ YR   464287432    6,738    71,600 SH  CALL SOLE                   71,600      0    0
ISHARES TR                   BARCLYS 20+ YR   464287432    3,764    40,000 SH  CALL SOLE                   40,000      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    4,394   262,000 SH       SOLE                  262,000      0    0
MULTIMEDIA GAMES HLDG CO INC COM              625453105    2,605   572,430 SH       SOLE                  572,430      0    0
NEOPROBE CORP                COM              640518106      513   154,500 SH  PUT  SOLE                  154,500      0    0
NEOPROBE CORP                COM              640518106      297    89,500 SH  PUT  SOLE                   89,500      0    0
NEOPROBE CORP                COM              640518106      330    99,400 SH  PUT  SOLE                   99,400      0    0
ONCOTHYREON INC              COM              682324108   10,316 1,122,550 SH       SOLE                1,122,550      0    0
PAIN THERAPEUTICS INC        COM              69562K100      890   230,000 SH  PUT  SOLE                  230,000      0    0
PAIN THERAPEUTICS INC        COM              69562K100      232    60,000 SH  PUT  SOLE                   60,000      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107   53,882 2,539,200 SH  CALL SOLE                2,539,200      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107   26,737 1,260,000 SH  CALL SOLE                1,260,000      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107   30,347 1,430,100 SH  CALL SOLE                1,430,100      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107   21,339 1,005,600 SH  CALL SOLE                1,005,600      0    0
QUESTCOR PHARMACEUTICALS INC COM              74835Y101   17,920   743,571 SH       SOLE                  743,571      0    0
RADNET INC                   COM              750491102    1,271   288,767 SH       SOLE                  288,767      0    0
RAPTOR PHARMACEUTICAL CORP   COM              75382F106    2,610   421,623 SH       SOLE                  421,623      0    0
SANOFI                       RIGHT 12/31/2020 80105N113    4,880 2,025,000 SH       SOLE                2,025,000      0    0
SERACARE LIFE SCIENCES INC D COM              81747T104    4,366 1,158,009 SH       SOLE                1,158,009      0    0
SKYPEOPLE FRUIT JUICE INC    COM NEW          83086T208      308   115,000 SH  PUT  SOLE                  115,000      0    0
SKYPEOPLE FRUIT JUICE INC    COM NEW          83086T208      241    90,000 SH  PUT  SOLE                   90,000      0    0
SLM CORP                     COM              78442P106    3,362   200,000 SH       SOLE                  200,000      0    0
TIER TECHNOLOGIES INC        CL B             88650Q100      336    66,896 SH       SOLE                   66,896      0    0
VISTEON CORP                 COM NEW          92839U206   22,507   328,995 SH       SOLE                  328,995      0    0
VONAGE HLDGS CORP            COM              92886T201    3,603   817,000 SH       SOLE                  817,000      0    0
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